Cash and Investments - Schedule of Fair Value Measurement (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 64,090.1	$ 43,384.4
Financial liabilities	(45,678.1)	(31,564.3)
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 35,599.1	$ 25,797.2
Percentage of assets classified as level 1, 2, and 3	100.00%	100.00%
Fair value of investments in associates	$ 4,629.3	$ 3,267.3
Recurring fair value measurement | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(126.2)	(234.3)
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8,770.0	4,649.8
Recurring fair value measurement | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,428.8	6,585.8
Recurring fair value measurement | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	7.1	8.2
Recurring fair value measurement | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	281.9	261.7
Recurring fair value measurement | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,225.5	5,930.3
Recurring fair value measurement | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	403.0	212.2
Recurring fair value measurement | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	511.3	173.4
Recurring fair value measurement | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,290.8	10,167.5
Recurring fair value measurement | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	84.4	311.4
Recurring fair value measurement | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	93.8	196.9
Recurring fair value measurement | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,779.3	1,117.3
Recurring fair value measurement | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,452.1	4,732.2
Recurring fair value measurement | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,799.4	1,176.2
Recurring fair value measurement | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	4,081.8	2,633.5
Recurring fair value measurement | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	299.6	70.6
Recurring fair value measurement | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	240.7	22.2
Recurring fair value measurement | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5.0	0.3
Recurring fair value measurement | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	53.9	48.1
Recurring fair value measurement | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,669.0	4,338.5
Recurring fair value measurement | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	958.7	665.3
Recurring fair value measurement | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,583.3	1,172.6
Recurring fair value measurement | Common stocks, Other funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	90.9	157.1
Recurring fair value measurement | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3,036.1	2,343.5
Recurring fair value measurement | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	267.1	219.3
Recurring fair value measurement | Quoted prices (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 21,607.4	$ 13,274.6
Percentage of assets classified as level 1, 2, and 3	60.70%	51.50%
Fair value of investments in associates	$ 2,004.3	$ 1,100.1
Recurring fair value measurement | Quoted prices (Level 1) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8,770.0	4,649.8
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,821.5	6,412.4
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	7.1	8.2
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	281.9	261.7
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,225.5	5,930.3
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	307.0	212.2
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.5	0.6
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.5	0.6
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3,014.4	2,211.8
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	825.9	545.0
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	474.8	629.6
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Other funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,713.7	1,037.2
Recurring fair value measurement | Quoted prices (Level 1) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 9,618.4	$ 10,023.1
Percentage of assets classified as level 1, 2, and 3	27.00%	38.90%
Fair value of investments in associates	$ 45.3	$ 40.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(126.2)	(234.3)
Recurring fair value measurement | Significant other observable inputs (Level 2) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	562.3	173.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	96.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	466.3	173.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8,394.7	9,114.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	84.4	311.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	93.8	196.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,779.3	1,117.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,452.1	4,732.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,799.4	1,176.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,185.7	1,580.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	14.9	26.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	11.3	10.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3.6	15.1
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	683.2	822.1
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	110.3	98.6
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	66.9	33.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Other funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	90.9	157.1
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	415.1	532.5
Recurring fair value measurement | Significant other observable inputs (Level 2) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	89.5	121.5
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 4,373.3	$ 2,499.5
Percentage of assets classified as level 1, 2, and 3	12.30%	9.60%
Fair value of investments in associates	$ 2,579.7	$ 2,126.3
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	45.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	45.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,896.1	1,053.1
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,896.1	1,053.1
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	283.2	44.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	229.4	11.3
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5.0	0.3
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	48.8	32.4
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,971.4	1,304.6
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	22.5	21.7
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,041.6	509.1
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Other funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	907.3	773.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 177.6	$ 97.8